Investment Objectives and Goals	Aug. 29, 2025
Villere Balanced Fund
Prospectus [Line Items]
Risk/Return [Heading]	Villere Balanced Fund
Villere Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Villere Equity Fund